Working capital - Trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	$ 2,827	$ 3,123
Interest payable	434	415
Tax and social security excluding income tax	732	690
Other payables	519	705
Accruals	1,777	1,852
Deferred income	67	82
Dividend payable	60	61
Dividend payable to non-controlling interests	9	24
Trade and other payables	6,425	6,952
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	150	192
Accruals	0	0
Deferred income	0	0
Dividend payable	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	$ 150	$ 192